UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     January 24, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $305,740 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247x102     8443   199185 SH       Sole                   199185        0        0
BAUSCH & LOMB INC              COM              071707103    13583   260910 SH       Sole                   260910        0        0
BLOCKBUSTER INC                CL A             093679108     9075  1715447 SH       Sole                  1715447        0        0
EASTMAN KODAK CO               COM              277461109     2723   105539 SH       Sole                   105539        0        0
GOLD KIST INC                  COM              380614107     5741   273363 SH       Sole                   273363        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    11424  2331446 SH       Sole                  2331446        0        0
IDT CORP                       CL B             448947309     8223   628661 SH       Sole                   628661        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    11646   481047 SH       Sole                   481047        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    16088  2951963 SH       Sole                  2951963        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704      813    14518 SH       Sole                    14518        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    43026  3876244 SH       Sole                  3876244        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     4611   106686 SH       Sole                   106686        0        0
MAIR HOLDINGS INC              COM              560635104     3039   423790 SH       Sole                   423790        0        0
MIRANT CORP NEW                COM              60467r100    28481   902166 SH       Sole                   902166        0        0
MOVIE GALLERY INC              COM              624581104    15231  4326881 SH       Sole                  4326881        0        0
OWENS CORNING NEW              COM              690742101    33219  1111012 SH       Sole                  1111012        0        0
SILICON GRAPHICS INC           COM NEW          827056300     2336   116779 SH       Sole                   116779        0        0
U S G CORP                     COM NEW          903293405     7875   143706 SH       Sole                   143706        0        0
VERIZON COMMUNICATIONS         COM              92343v104    20222   543024 SH       Sole                   543024        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    51427   860128 SH       Sole                   860128        0        0
WINN DIXIE STORES INC          COM NEW          974280307     8514   630666 SH       Sole                   630666        0        0